Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance	$ (10,141,119)	$ (7,347,481)	$ (11,884,732)	$ (15,180,803)	$ (18,015,079)	$ (21,394,576)		$ (11,884,732)	$ (21,394,576)	$ (21,394,576)
Issuance of Class B common stock to Sponsor							25,000			25,000
Excess of cash received over fair value of private placement warrants							3,219,000
Contributions from Sponsor upon transferring Founder Shares to anchor investors							3,199,500
Accretion on Class A common stock subject to possible redemption							(28,832,723)
Net income	(227,581)	(383,459)	895,469	2,391,031	2,834,276	3,379,497	994,647	284,429	8,604,804	11,907,434
Increase in redemption value of Class A ordinary shares subject to possible redemption				(648,626)
Balance	(11,262,254)	(10,141,119)	(7,347,481)	(13,438,398)	(15,180,803)	(18,015,079)	(21,394,576)	(11,262,254)	(13,438,398)	(11,884,732)
Additional Paid-in Capital [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance		13,631
Issuance of Class B common stock to Sponsor							24,310
Excess of cash received over fair value of private placement warrants							3,219,000
Contributions from Sponsor upon transferring Founder Shares to anchor investors							3,199,500
Accretion on Class A common stock subject to possible redemption							(6,442,810)
Net income
Increase in redemption value of Class A ordinary shares subject to possible redemption
Balance			13,631
Retained Earnings [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance	(10,141,719)	(7,361,712)	(11,885,332)	(15,181,403)	(18,015,679)	(21,395,176)		(11,885,332)	(21,395,176)	(21,395,176)
Net income	(227,581)	(383,459)	895,469	2,391,031	2,834,276	3,379,497	994,647			11,907,434
Balance	(11,262,854)	(10,141,719)	(7,361,712)	(13,438,998)	(15,181,403)	(18,015,679)	(21,395,176)	(11,262,854)	(13,438,998)	(11,885,332)
Class A Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Accretion on Class A common stock subject to possible redemption								(2,672,720)
Increase in redemption value of Class A ordinary shares subject to possible redemption										2,397,590
Class A Common Stock [Member] | Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance	$ 510	$ 510
Balance (in Shares)	5,100,000	5,100,000
Issuance of Class B common stock to Sponsor (in Shares)
Forfeiture of Class B common stock shares from Sponsor (in Shares)
Net income
Balance	$ 510	$ 510	$ 510					$ 510
Balance (in Shares)	5,100,000	5,100,000	5,100,000					5,100,000
Class B Common Stock [Member] | Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance	$ 90	$ 90	$ 600	$ 600	$ 600	$ 600		$ 600	$ 600	$ 600
Balance (in Shares)	900,000	900,000	6,000,000	6,000,000	6,000,000	6,000,000		6,000,000	6,000,000	6,000,000
Net income
Balance	$ 90	$ 90	$ 90	$ 600	$ 600	$ 600	$ 600	$ 90	$ 600	$ 600
Balance (in Shares)	900,000	900,000	900,000	6,000,000	6,000,000	6,000,000	6,000,000	900,000	6,000,000	6,000,000
Previously Reported [Member] | Retained Earnings [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ (15,181,493)	$ (18,015,769)	$ (21,395,266)			$ (21,395,266)	$ (21,395,266)
Accretion on Class A common stock subject to possible redemption							(22,389,913)
Forfeiture of Class B common stock shares from Sponsor
Net income				2,391,031	2,834,276	3,379,497	994,647
Increase in redemption value of Class A ordinary shares subject to possible redemption				(648,626)
Balance				(13,439,088)	(15,181,493)	(18,015,769)	(21,395,266)		(13,439,088)
Previously Reported [Member] | Class B Common Stock [Member] | Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ 6,900,000	$ 6,900,000	$ 6,900,000			$ 6,900,000	$ 6,900,000
Balance (in Shares)				690	690	690			690	690
Issuance of Class B common stock to Sponsor							$ 6,900,000
Issuance of Class B common stock to Sponsor (in Shares)							690
Excess of cash received over fair value of private placement warrants
Contributions from Sponsor upon transferring Founder Shares to anchor investors
Accretion on Class A common stock subject to possible redemption
Forfeiture of Class B common stock shares from Sponsor
Forfeiture of Class B common stock shares from Sponsor (in Shares)
Net income
Increase in redemption value of Class A ordinary shares subject to possible redemption
Balance				$ 6,900,000	$ 6,900,000	$ 6,900,000	$ 6,900,000		$ 6,900,000
Balance (in Shares)				690	690	690	690		690
Adjustment [Member] | Retained Earnings [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ 90	$ 90	$ 90			$ 90	$ 90
Issuance of Class B common stock to Sponsor
Excess of cash received over fair value of private placement warrants
Contributions from Sponsor upon transferring Founder Shares to anchor investors
Forfeiture of Class B common stock shares from Sponsor							90
Balance				90	90	90	90		90
Adjustment [Member] | Class B Common Stock [Member] | Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ (900,000)	$ (900,000)	$ (900,000)			$ (900,000)	$ (900,000)
Balance (in Shares)				(90)	(90)	(90)			(90)	(90)
Issuance of Class B common stock to Sponsor (in Shares)
Excess of cash received over fair value of private placement warrants
Contributions from Sponsor upon transferring Founder Shares to anchor investors
Accretion on Class A common stock subject to possible redemption
Forfeiture of Class B common stock shares from Sponsor							$ (900,000)
Forfeiture of Class B common stock shares from Sponsor (in Shares)							(90)
Net income
Increase in redemption value of Class A ordinary shares subject to possible redemption
Balance				$ (900,000)	$ (900,000)	$ (900,000)	$ (900,000)		$ (900,000)
Balance (in Shares)				(90)	(90)	(90)	(90)		(90)
As Revised [Member] | Retained Earnings [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ (15,181,403)	$ (18,015,679)	$ (21,395,176)			$ (21,395,176)	$ (21,395,176)
Issuance of Class B common stock to Sponsor
Excess of cash received over fair value of private placement warrants
Contributions from Sponsor upon transferring Founder Shares to anchor investors
Accretion on Class A common stock subject to possible redemption							(22,389,913)
Forfeiture of Class B common stock shares from Sponsor							90
Net income				2,391,031	2,834,276	3,379,497	994,647
Increase in redemption value of Class A ordinary shares subject to possible redemption				(648,626)
Balance				(13,438,998)	(15,181,403)	(18,015,679)	(21,395,176)		(13,438,998)
As Revised [Member] | Class B Common Stock [Member] | Common Stock [Member]
Revision to Previously Reported Financial Statements (Details) - Statement of Changes in Stockholders’ Deficit: [Line Items]
Balance				$ 6,000,000	$ 6,000,000	$ 6,000,000			$ 6,000,000	$ 6,000,000
Balance (in Shares)				600	600	600			600	600
Issuance of Class B common stock to Sponsor							$ 6,900,000
Issuance of Class B common stock to Sponsor (in Shares)							690
Excess of cash received over fair value of private placement warrants
Contributions from Sponsor upon transferring Founder Shares to anchor investors
Accretion on Class A common stock subject to possible redemption
Forfeiture of Class B common stock shares from Sponsor							$ (900,000)
Forfeiture of Class B common stock shares from Sponsor (in Shares)							(90)
Net income
Increase in redemption value of Class A ordinary shares subject to possible redemption
Balance				$ 6,000,000	$ 6,000,000	$ 6,000,000	$ 6,000,000		$ 6,000,000
Balance (in Shares)				600	600	600	600		600